Long-Term Bank Loan	12 Months Ended
Dec. 31, 2012
Long-Term Bank Loan

NOTE 6—LONG-TERM BANK LOAN

In 2008, in connection with Company’s acquisition of Photon Dynamics, Inc.(“PDI”) on October 2, 2008 (the “PDI Closing Date”) , the Company and Israel Discount Bank Ltd. (“Discount Bank”) entered into a Financing Agreement, which has been amended and clarified from time to time (the “Loan Agreements”), pursuant to which the Company borrowed $160.0 million.

In 2012, the Company repaid $32.0 million principal amount under the Loan Agreements and a net remaining principal amount of $64.0 million was outstanding at December 31, 2012, repayable over the period ending December 21, 2014. As of December 31, 2012, the interest rate on $24.0 million of this debt is fixed at a rate of 4.88% and the interest rate on the remaining $40.0 million is variable. The interest rate on that portion of the loan which bears variable interest under the Loan Agreements is based on Discount Bank’s cost (which is determined with reference to the London Interbank Offered Rate) plus 2%. The actual interest rate on the outstanding variable rate debt at December 31, 2012 was 3.33% and at December 31, 2011 was 3.59%.

The Loan Agreements contain provisions pursuant to which the Company has agreed to comply with various affirmative and negative covenants, including certain financial covenants, reporting requirements and covenants that restrict the creation of charges and pledges (other than certain specific charges as listed therein) on its assets in favor of others, the sale of certain assets and certain acquisition and merger activities without Discount Bank’s consent. These covenants generally apply until the loan is repaid in full. The financial covenants require that the Company’s shareholders’ equity (defined by reference to the Company’s consolidated financial statements as including loans made by the shareholders to the Company that are subordinate to the bank financing after deducting loans made by the Company to the shareholders and shareholder withdrawals of any type whatsoever) for each quarter commencing from the consolidated balance sheet as of March 31, 2011 shall be no less than the greater of $300.0 million or 30% of the total assets as reflected on the Company’s consolidated balance sheet.

The financial covenants also require that the Company’s annual consolidated EBITDA (as defined below) commencing from the year ended December 31, 2011 and onwards shall be no less than $40.0 million. This covenant is to be tested annually by reference to the consolidated financial statements as of the end of each calendar year. In December, 2012, Discount Bank agreed with the Company that, for the year 2012 only, the Company’s annual consolidated EBITDA shall be not less than $28.0 million.

The financial covenants also require that the ratio between the Company’s Financial Debt (as defined below) and EBITDA beginning as of December 31, 2011 shall not exceed five.

For these purposes, ‘EBITDA’ is defined as the cumulative amount of the Company’s operating income (loss) from current operations as determined pursuant to its consolidated financial statements with respect to the four consecutive calendar quarters ending on the date of the Company’s latest financial statements, before financial income (expenses) (i.e., interest, linkage differentials, exchange rate differentials and fees) and taxes and after adding depreciation and amortization costs of fixed assets and intangible assets, write-downs and impairment charges of investments, tangible assets, goodwill, intellectual property and other intangible assets, inventory write-offs, compensation costs for equity awards, in-process research and development charges (not including current research and development expenses), charges due to changes in accounting principles, restructuring charges and losses (gains) from discontinued operations.

For these purposes ‘Financial Debt’ is defined as the Company’s liabilities, as provided in its consolidated financial statements, to banks, financial institutions, affiliates, financial leasing and/or through the issue of debt securities.

In addition, the Company is required at all times to keep and maintain a cash reserve (or cash equivalent) that is free and clear of any liens, charges or pledges (other than in favor of Discount Bank) in an aggregate amount exceeding the total amount of the principal and interest due on its Financial Debt within the immediately following one year period, as determined in accordance with the Company’s consolidated balance sheet.

As part of the Loan Agreements, the Company created a floating charge on all of its assets and a fixed charge on the shares of PDI held by Orbotech, Inc. as security for repayment of amounts due to Discount Bank under the Loan Agreements. These charges were security for the repayment of amounts under the Loan Agreements.

As of December 31, 2012, the Company was in compliance in all respects with the covenants in the Loan Agreements.

On December 20, 2012, the Company notified Discount Bank of its intention to prepay $32.0 million of the outstanding principal, as permitted under the Loan Agreements. During February 2013, the Company paid $32.0 million of the outstanding principal amount of the Loan and agreed with Discount Bank to replace its floating charge, as described below. As of February 11, 2013: (i) a principal aggregate amount of $12.0 million remained outstanding under the fixed interest component, and (ii) a principal aggregate amount of $20.0 million remained outstanding under the variable interest component. Under arrangements agreed with Discount Bank in connection with this prepayment, the Loan will continue to be repaid quarterly through December 21, 2013 whereupon it is expected to be fully repaid. As a result of this, the Company classified the entire balance of the loan as of December 31, 2012 under current maturities of long-tem bank loan.

As noted above, the floating charge created on behalf of Discount Bank on all of the Company’s assets was replaced in February 2013 by an undertaking by Orbotech Ltd. not to create charges on its assets and to refrain from certain other activities without Discount Bank’s consent (a “Negative Pledge”). Similarly, in February 2013, the floating charge created on behalf of Bank Hapoalim Ltd. (“Hapoalim”) (see Note 8c) was replaced with a substantially similar Negative Pledge.